Note 2 - Summary of Significant Accounting Policies (Q1) (Details) - USD ($)		3 Months Ended		12 Months Ended
	Jul. 09, 2015	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash, Cash Equivalents, and Short-term Investments, Total		$ 14,600,000		$ 2,300,000
Short-term Investments, Total		$ 264,193		$ 324,870	$ 452,301
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)		0	0	0	0
Income Tax Expense (Benefit), Total		$ 0	$ 0	$ 0	$ 0
Sale of Stock, Number of Shares Issued in Transaction (in shares)	6,459,948
Percentage of Common Shares Owned by Investor	60.20%
Domestic Tax Authority [Member]
Operating Loss Carryforwards, Total		148,000,000
Operating Loss Carryforwards, Amount Subject to Expiration		139,700,000
Operating Loss Carryforwards, Amount Not Subject to Expiration		8,300,000
Tax Credit Carryforward, Amount		4,300,000
Operating Loss Carryforwards With Limited Ability to Utilize		124,800,000
Tax Credit Carryforwards With Limited Ability to Utilize		3,650,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards, Total		93,800,000		93,800,000
Tax Credit Carryforward, Amount		300,000		$ 300,000
Operating Loss Carryforwards With Limited Ability to Utilize		73,400,000
Tax Credit Carryforwards With Limited Ability to Utilize		$ 300,000
The Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)		597,557		597,557
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)		523,656		515,493
Common Stock, Capital Shares Reserved for Future Issuance (in shares)		67,901		76,064
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Number of Shares Per Employee (in shares)		100,000		100,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)		10 years		10 years
The ESPP [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)		825,000		725,000
Percentage of Common Stock Outstanding of Preceding Year		10.00%		10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Limited Per Year (in shares)		100,000		100,000
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Employee Subscription Rate		15.00%		15.00%
Share-based Compensation Arrangement by Share-based Payment Award, Discount from Market Price, Offering Date		85.00%		85.00%
Certificates of Deposit [Member]
Short-term Investments, Total		$ 300,000		$ 300,000